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NEEMA NASSIRI neema.nassiri@dechert.com +1 212 641 5633 Direct +1 212 698 3599 Fax

October 22, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust

Preliminary Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a preliminary Registration Statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Goldman Sachs Trust (“Registrant”). This preliminary N-14 is being filed in connection with the reorganization of the Goldman Sachs High Quality Floating Rate Fund (“Acquired Fund”), a series of the Registrant, with and into the Goldman Sachs Enhanced Income Fund (“Surviving Fund”), another series of the Registrant, in exchange for shares of the Surviving Fund and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-641-5633.

Sincerely,

/s/ Neema Nassiri

Neema Nassiri